LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A

                      Stein Roe High-Yield Municipals Fund

                  Effective July 15, 2002, Stein Roe High-Yield
                  Municipals Fund was renamed Liberty High Yield
                  Municipal Fund.

                                  Annual Report
                                  June 30, 2002

Contents
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Fund Performance.............................................................  1

   How Liberty High Income Municipals Fund Class A has done over time

Portfolio Manager's Report...................................................  2

   Interview with the portfolio manager and summary of investment activity

Investment Portfolio.........................................................  3

   A complete list of investments with market values

Financial Statements......................................................... 11

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 17

Financial Highlights......................................................... 21

   Selected per-share data

Report of Ernst and Young LLP,
  Independent Auditors....................................................... 22

Trustees..................................................................... 23

Officers and Transfer Agent.................................................. 25


             o NOT FDIC INSURED o May lose value o No bank guarantee

                Must be preceded or accompanied by a prospectus.

Fund Performance

--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty High Income Municipals Fund Class A with its benchmark, the Lehman Brothers Municipal Bond Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed income securities that have grown in value).

                         Average annual total return (%)
                           Period ended June 30, 2002
--------------------------------------------------------------------------------
                                                 1-year       5-year     10-year
--------------------------------------------------------------------------------
LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITHOUT SALES CHARGE                             6.93         4.92        5.75

LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITH SALES CHARGE                                1.81         3.90        5.23

Lehman Brothers Municipal Bond Index               6.92         6.27        6.68



GROWTH OF A $10,000 INVESTMENT JUNE 30, 1992 TO JUNE 30, 2002
--------------------------------------------------------------------------------

[line chart data]:

Liberty High Income Municipals Fund Class A

                 Fund without      Fund with        Lehman Brothers
                 sales charge      sales charge     Municipal Bond Index
6/30/92          $10,000.0         $9,525.0         $10,000.0
6/30/93           10,789.3          10,276.8         11,195.9
6/30/94           10,892.4          10,375.0         11,215.1
6/30/95           11,825.0          11,263.3         12,204.4
6/30/96           12,636.1          12,035.9         13,014.6
6/30/97           13,758.8          13,105.3         14,091.3
6/30/98           14,906.1          14,198.0         15,310.3
6/30/99           15,381.2          14,650.6         15,733.8
6/30/00           15,351.3          14,622.1         16,242.7
6/30/01           16,357.0          15,580.0         17,865.9
6/30/02           17,486.0          16,655.0         19,099.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT www.libertyfunds.com FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. "With sales charge" returns include the maximum 4.75% sales charge for class A shares. Liberty High Income Municipals Fund Class A commenced operations on July 31, 2000. Historical performance for the period prior to July 31, 2000 is based on the performance of the fund's class S shares restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty High Income Municipals Fund, Class A to the Lehman Brothers Municipal Bond Index, an unmanaged group of investment-grade bonds not associated with any Liberty or Stein Roe Fund. Unlike mutual funds, it is not possible to invest directly in an index.

Liberty High Income Municipals Fund Class A is a class of Stein Roe High-Yield Municipals Fund (the fund), a series of Liberty-Stein Roe Municipals Funds. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

Portfolio Manager's Report
--------------------------------------------------------------------------------


COMMENTARY FROM MAUREEN NEWMAN, PORTFOLIO MANAGER OF

LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A AND SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

--------------------------------------------------------------------------------
   FUND DATA

   INVESTMENT OBJECTIVE AND STRATEGY:

   Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation. The fund invests all of its assets in SR&F High-Yield Municipals Portfolio as part of a master fund-feeder fund structure. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in relatively high-yielding securities.
--------------------------------------------------------------------------------

For the 12 months ended June 30, 2002, Liberty High Income Municipals Fund Class A delivered a total return of 6.93% without a sales charge. This return was consistent with the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.92% for the same period. The fund's peer group, the Lipper High-Yield Municipal Debt Fund Category average was 5.23%. Favorable security and sector selection accounted for the fund's strong performance relative to its competition.

BOND MARKET SOLID DURING UNCERTAIN TIMES

For all of the turmoil of the past 12 months, it was a good year for municipal bonds. Fixed-income investments surged during the fall of 2001 amid the economic uncertainty created by the terrorist attacks on the US and by the announcement that the US Treasury would stop issuing 30-year bonds. That rally encountered resistance beginning in November, when signs of economic recovery fueled concerns that the Federal Reserve might reverse its policy of lower interest rates. However, bonds returned to favor toward the end of the second quarter of 2002, when the stock market fell prey to accounting worries and poor corporate earnings. By the end of the 12-month period ended June 30, 2002, the yield on the 30-year Treasury bond stood at 5.5% -- one quarter of one percent below the yield on June 30, 2001. The 10-year bond enjoyed an even stronger rally, with yields finishing the 12-month period one-half of one percent lower than where they started. These lower yields mean that bonds gained in value, above and beyond the income they generated during the year.

PERFORMANCE FOR THE FUND

Although the higher perceived risks of the high-yield municipal market caused it to lag the broader municipal market, the tone of the market was still positive. The fund was aided by strong performances from inverse floating rate bonds, which adjust their coupon rates higher as short term interest rates decline, and from hospital bonds, which the fund was able to purchase at attractive price levels in early 2002. Individual selections that aided performance included high-coupon bonds issued by the Pittsylvania, Virginia Multitrade Cogeneration facility (3.1% of net assets), and the Tampa Bay Water inverse floating rate bonds (4.5% of net assets), whose refunding in 2001 improved the issue's credit quality and effective yield to maturity.

RECENT FUND ACTIVITY

During the past six months, we added several high-coupon bonds to the portfolio. Issuers included Seminole Tribe in Florida (0.4% of net assets), which is building a new convention center and casino. The fund obtained some exposure to the manufacturing sector through its purchase of bonds issued by small-aircraft manufacturer Cessna, a division of Textron Corporation (0.7% of net assets). Altogether, we have slowly added to our positions in cyclical industries. Many of these economically sensitive issues are more attractively valued than they were a year ago, especially in light of the progress the economy has made since that time.

OUTLOOK

We continue to position the fund for a long and slow economic recovery, with little in the way of inflationary pressures. In addition to adding more cyclical names as they come to market, we reduced the fund's duration, consistent with our belief that near-term returns will derive more from income than from price appreciation. Duration is a measure of interest rate sensitivity. (See below). We expect to selectively use futures contracts to adjust the duration of the fund when so desired.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 6/30/02 and are subject to change. Income distributions are exempt from federal income taxes, but may be subject to federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater credit risk than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.

Source of Lipper data:Lipper Inc.

Liberty High Income Municipals Fund Class A is a class of Stein Roe High-Yield Municipals Fund. Economic and market conditions change frequently. There can be no assurance that the trends described herein will continue or commence.

--------------------------------------------------------------------------------
  ABOUT DURATION

  Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

  Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise or we raise duration when we expect interest rates to fall. This adjustment has the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

--------------------------------------------------------------------------------

                                       2
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
SR&F High-Yield Municipals Portfolio
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Investment Portfolio at June 30, 2002
MUNICIPAL BONDS - 95.6%                                                                                       Par           Value
---------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 5.1%
   EDUCATION - 1.9%
   IL State Development Finance Authority, Latin School of Chicago,
      Series 1998, 5.650%, 08/01/28..............................................................     $ 1,725,000     $ 1,655,879
   IL University of Illinois, Certificate of Participation, Utilities Infrastructure Projects,
      Series 2001 A, 5.500%, 08/15/16............................................................         725,000         775,953
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.875%, 09/01/29............................................................       1,200,000       1,087,500
   WV State University, Series 2000 A, (a) 04/01/19..............................................       1,250,000         517,688
                                                                                                                  ---------------
                                                                                                                        4,037,020
                                                                                                                  ---------------
   STUDENT LOAN - 3.2%
   NE Nebhelp, Inc., Series 1993 A-6, 6.450%, 06/01/18...........................................       4,000,000       4,499,640
   NM State Educational Assistance Foundation, Series 1996 A-2, 6.650%, 11/01/25.................       1,955,000       1,990,307
   TX Brazos Higher Educational
      Facilities Authority, Series 1993 C-2, 5.875%, 06/01/04....................................         390,000         391,061
                                                                                                                  ---------------
                                                                                                                        6,881,008
                                                                                                                  ---------------
HEALTHCARE - 22.4%
   CONGREGATE CARE RETIREMENT - 8.4%
   CA Statewide Community Development Authority, Eskaton Village - Grass Valley,
      Series 2000, 8.250%, 11/15/31..............................................................       1,000,000       1,066,250
   FL Capital Project Finance Authority, Glenridge on Palmer Ranch,
      Series 2002 A, 8.000%, 06/01/32............................................................         750,000         737,812
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc.,
      Series 1996, 8.625%, 07/01/20..............................................................       3,000,000       3,187,500
   IL State Health Facilities Authority, Lutheran Senior Ministries,
      Series 2001, 7.375%, 08/15/31..............................................................         300,000         302,625
   MA State Development Finance Agency, Loomis Community Project:
      Series 1999 A, 5.625%, 07/01/15............................................................         400,000         370,576
      Series 2002 A, 6.900%, 03/01/32............................................................         100,000         100,125
   MO State Health & Educational Facilities Authority, Lutheran Senior Services,
      Series 1997, 5.750%, 02/01/17..............................................................       2,000,000       2,017,320
   NH State Higher Educational & Health Facilities Authority, Rivermead at Peterborough,
      Series 1998, 5.750%, 07/01/28..............................................................       1,000,000         867,500
   NJ State Economic Development Authority:
      Seabrook Village, Inc., Series 2000 A, 8.250%, 11/15/30....................................         625,000         671,094
      Winchester Gardens, Series 1996 A, 8.625%, 11/01/25........................................       2,000,000       2,085,000
   PA Chartiers Valley Industrial & Commercial Development Authority, Asbury Health Center,
      Series 1999, 6.375%, 12/01/24..............................................................         750,000         709,687
   PA Lancaster Industrial Development Authority, Garden Spot Village,
      Series 2000 A, 7.625%, 05/01/31............................................................         500,000         518,125
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650%, 07/01/24..............................................................       1,250,000       1,085,937
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900%, 11/15/25............................................................       2,100,000       1,769,250
      Series 1999, 6.000%, 11/15/29..............................................................         500,000         430,000
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, Series 1998, 5.750%, 11/15/27.................................       1,250,000       1,021,875
      Clement Manor, Series 1998, 5.750%, 08/15/24...............................................       1,350,000       1,155,937
                                                                                                                  ---------------
                                                                                                                       18,096,613
                                                                                                                  ---------------
   HEALTH SERVICES - 0.5%
   MA State Development Finance Agency,
      Boston Biomedical Research Institute, Series 1999, 5.650%, 02/01/19........................         250,000         235,613
   MA State Health & Educational
      Facilities Authority, Civic Investments, Inc., Series 2002 A, 9.000%, 12/15/15.............         750,000         763,125
                                                                                                                  ---------------
                                                                                                                          998,738
                                                                                                                  ---------------



See notes to investment portfolio.

                                       3
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
SR&F High-Yield Municipals Portfolio Continued
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Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONTINUED
   HOSPITAL - 8.6%
   AZ Health Facilities Authority, Phoenix Memorial Hospital,
      Series 1991, 8.125%, 06/01/12 (b)..........................................................     $ 2,325,144      $  767,298
   CO La Junta, Arkansas Valley Regional Medical Center, Series 1999, 6.100%, 04/01/24...........         500,000         484,105
   CO State Health Care Facilities Authority:
      National Jewish Medical & Research Center, Series 1998, 5.375%, 01/01/23...................         250,000         234,223
      Parkview Medical Center, Inc., Series 2001, 6.600%, 09/01/25...............................         300,000         327,000
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System:
      Series 1999, 6.000%, 10/01/26..............................................................         875,000         895,484
      Series 2002, 5.750%, 12/01/32..............................................................         200,000         198,852
   FL West Orange Healthcare District, Series 2001 A, 5.650%, 02/01/22...........................       1,050,000       1,053,791
   IL Southwestern Illinois Development Authority, Anderson Hospital, Series 1999:
      5.500%, 08/15/20...........................................................................         500,000         469,825
      5.625%, 08/15/29...........................................................................         250,000         229,993
   MA State Health & Educational Facilities Authority, Milford-Whitinsville Hospital,
      Series 2002 D, 6.350%, 07/15/32............................................................         500,000         497,190
   MI Dickinson County, Series 1999, 5.800%, 11/01/24............................................       1,300,000       1,202,032
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1998 B, 5.375%, 07/01/28............................................................       1,250,000       1,048,662
   MN Maplewood, Healtheast, Inc., Series 1996, 5.700%, 11/15/02.................................         500,000         497,060
   NC State Medical Care Commission, Stanley Memorial Hospital,
      Series 1999, 6.375%, 10/01/29..............................................................       1,000,000       1,059,930
   NH State Higher Educational & Health Facilities Authority, Littleton Hospital Assoc., Inc.,
      Series 1998 A, 6.000%, 05/01/28............................................................       1,000,000         786,250
   NY New York City Industrial Development Agency, Staten Island University Hospital,
      Series 2001 B, 6.375%, 07/01/31............................................................       1,250,000       1,250,175
   OH Highland County Joint Township Hospital District, Series 1999, 6.750%, 12/01/29............       1,220,000       1,133,075
   OH Miami County, Upper Valley Medical Center, Inc., Series 1996 A, 6.375%, 05/15/26...........       1,015,000       1,021,070
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625%, 12/01/28..............................................................       1,200,000       1,152,936
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997 A, 5.625%, 07/01/13............................................................       1,785,000       1,784,946
   WA State Health Care Facilities Authority, Kadlec Medical Center,
      Series 2001, 5.875%, 12/01/21..............................................................         600,000         621,522
   WI State Health & Educational Facilities Authority, Wheaton Franciscan Services,
      Series 2002, 5.750%, 08/15/30..............................................................         600,000         601,848
   WV State Hospital Finance Authority, Cam Care Charleston,
      Series 2000 A, 6.750%, 09/01/30............................................................       1,000,000       1,082,930
                                                                                                                  ---------------
                                                                                                                       18,400,197
                                                                                                                  ---------------
   INTERMEDIATE CARE FACILITIES  - 1.4%
   IL State Development Finance Authority, Hoosier Care, Inc.,
      Series 1999 A, 7.125%, 06/01/34............................................................       1,490,000       1,305,612
   IN State Health Facilities Financing Authority, Hoosier Care, Inc.,
      Series 1999 A, 7.125%, 06/01/34............................................................         150,000         131,438
   LA State Public Facilities Authority, Progressive Healthcare Providers, Inc.,
      Series 1998, 6.375%, 10/01/28..............................................................       2,000,000       1,550,000
                                                                                                                  ---------------
                                                                                                                        2,987,050
                                                                                                                  ---------------
   NURSING HOME - 3.5%
   AK Juneau, St. Ann's Care Center, Series 1999, 6.875%, 12/01/25...............................       1,000,000       1,005,000
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc.,
      Series 1999 A, 5.750%, 07/01/10............................................................         990,000         940,500
   IA State Finance Authority, Care Initiatives, Series 1998 B, 5.500%, 07/01/08.................         565,000         548,756
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc.,
      Series 1998, 6.400%, 12/01/33 (b)..........................................................       1,500,000         600,000
   MA State Development Finance Agency, Alliance Health Care Facilities,
      Series 1999, 7.100%, 07/01/32..............................................................       1,250,000       1,245,312



See notes to investment portfolio.

                                       4
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
SR&F High-Yield Municipals Portfolio Continued
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Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONTINUED
   NURSING HOME - (CONTINUED)
   MN Carlton, Inter-Faith Social Services, Inc., Series 2000, 7.750%, 04/01/29..................      $  750,000      $  776,250
   MN New Hope, North Ridge Care Center, Inc., Series 1999, 5.875%, 03/01/29.....................         600,000         548,250
   MN Sartell, Foundation for Healthcare, Series 1999 A, 6.625%, 09/01/29........................       2,000,000       1,837,500
   PA Chester County Industrial Development Authority, RHA/PA Nursing Home,
      Series 2002, 8.500%, 05/01/32..............................................................         125,000         116,250
                                                                                                                  ---------------
                                                                                                                        7,617,818
                                                                                                                  ---------------
HOUSING - 6.0%
   ASSISTED LIVING/SENIOR - 2.2%
   DE Kent County, Heritage at Dover, Series 1999, 7.625%, 01/01/30..............................       1,485,000       1,321,650
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999, 7.000%, 11/15/29..........       1,000,000         835,000
   NC State Medical Care Commission, DePaul Community Facilities Project,
      Series 1999, 7.625%, 11/01/29..............................................................       1,250,000       1,262,500
   NY Huntington Housing Authority, Gurwin Jewish Senior Center, Series 1999:
      5.875%, 05/01/19...........................................................................       1,100,000         981,750
      6.000%, 05/01/29...........................................................................         375,000         329,063
                                                                                                                  ---------------
                                                                                                                        4,729,963
                                                                                                                  ---------------
   MULTI-FAMILY - 3.1%
   CO State Health Facilities Authority, Birchwood Manor, Series 1991 A, 7.250%, 04/01/11........         520,000         521,955
   FL Broward County Housing Finance Authority, Chaves Lake Apartment Project,
      Series 2000, 7.500%, 07/01/40..............................................................         750,000         765,000
   FL Clay County Housing Finance Authority, Madison Commons Apartments,
      Series 2000 A, 7.450%, 07/01/40............................................................         750,000         765,000
   GA Clayton County Housing Authority, Magnolia Park Apartments,
      Series 1999 A, 6.250%, 06/01/30............................................................       1,000,000         915,880
   IL State Development Finance Authority, Catholic Charities Housing Development Corp.,
      Series 1993 C, 5.950%, 01/01/09............................................................       1,400,000       1,449,000
   IN New Castle, Raintree Apartments, Series 1988 B, (a) 03/01/18 (b)...........................      30,625,000          76,563
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      Series 1987, 10.250%, 09/01/03.............................................................         535,000         536,295
   TX El Paso County Housing Finance Corp., American Village Communities:
      Series 2000 C, 8.000%, 12/01/32............................................................         345,000         346,725
      Series 2000 D, 10.000%, 12/01/32...........................................................         400,000         402,000
   TX State Affordable Housing Corp., NHT/GTEX LLC,
      Series 2001 C, 10.000%, 10/01/31...........................................................         880,000         875,600
                                                                                                                  ---------------
                                                                                                                        6,654,018
                                                                                                                  ---------------
   SINGLE FAMILY - 0.7%
   IA State Housing Finance Authority, Series 1984 A, (a) 09/01/16...............................       2,860,000         591,448
   ID State Housing Agency, Series 1991 B, 7.500%, 07/01/24......................................         855,000         872,485
   UT State Housing Finance Agency, Series 1991 C-3, 7.550%, 07/01/23............................          50,000          50,542
                                                                                                                  ---------------
                                                                                                                        1,514,475
                                                                                                                  ---------------
INDUSTRIAL - 7.9%
   FOOD PRODUCTS - 2.1%
   IN Hammond, American Maize Products Co., Series 1994, 8.000%, 12/01/24........................       3,250,000       3,380,942
   MI State Strategic Fund, Michigan Sugar Co., Carollton Project,
      Series 1998 C, 6.550%, 11/01/25............................................................       1,500,000       1,061,250
                                                                                                                  ---------------
                                                                                                                        4,442,192
                                                                                                                  ---------------
   FOREST PRODUCTS - 3.4%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc.,
      Series 1993, 7.500%, 01/01/26..............................................................       1,000,000       1,013,750
   LA Beauregard Parish, Boise Cascade Project, Series 2002, 6.800%, 02/01/27....................       1,000,000         999,910
   LA De Soto Parish, International Paper Company, Series 1994 A, 7.700%, 11/01/18...............       1,500,000       1,611,405



See notes to investment portfolio.

                                       5

SR&F High-Yield Municipals Portfolio Continued

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Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CONTINUED
   FOREST PRODUCTS - (CONTINUED)
   MI Delta County Economic Development Corp., Mead Westvaco Escambia Project,
      Series 2002 B, 6.450%, 04/01/23............................................................      $  450,000      $  454,662
   MS Lowndes County, Weyerhaeuser Corp., Series 1992 A, 6.800%, 04/01/22........................       2,995,000       3,308,547
                                                                                                                  ---------------
                                                                                                                        7,388,274
                                                                                                                  ---------------
   MANUFACTURING - 0.7%
   KS Wichita Airport Authority, Cessna Citation Service Center,
      Series 2002 A, 6.250%, 06/15/32............................................................       1,400,000       1,434,902
                                                                                                                  ---------------

   METALS & MINING - 0.3%
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp.,
      Series 1999 A, 8.000%, 09/01/14............................................................         250,000         175,000
   VA Greensville County Industrial Development Authority, Wheeling Steel, Series 1999 A:
      6.375%, 04/01/04...........................................................................          90,000          63,000
      7.000%, 04/01/14...........................................................................         555,000         388,500
                                                                                                                  ---------------
                                                                                                                          626,500
                                                                                                                  ---------------
   OIL AND GAS - 1.4%
   TX Gulf Coast Industrial Development Authority, Citgo Petroleum Project,
      Series 1998, 8.000%, 04/01/28..............................................................         500,000         504,985
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project,
      Series 1990, 7.375%, 10/01/20..............................................................       2,000,000       2,510,020
                                                                                                                  ---------------
                                                                                                                        3,015,005
                                                                                                                  ---------------
OTHER - 9.8%
   OTHER - 1.3%
   CA Tobacco Securitization Authority, Series 2002 B, 6.000%, 06/01/43..........................       1,100,000       1,056,352
   LA Tobacco Settlement Financing Corp., Series 2001 B, 5.875%, 05/15/39........................       2,000,000       1,820,540
                                                                                                                  ---------------
                                                                                                                        2,876,892
                                                                                                                  ---------------
   REFUNDED/ESCROWED (C) - 8.5%
   CO Adams County, Series 1991 B:
      11.250%, 09/01/11 (d)......................................................................         905,000       1,354,753
      11.250%, 09/01/12..........................................................................       1,440,000       2,276,438
   FL Tampa Bay, Utility System Revenue, Series 1999, 9.970%, 10/01/11...........................       7,500,000       9,638,250
   GA State Municipal Electric Authority, Series 1991 V, 6.600%, 01/01/18........................         690,000         842,676
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 01/01/18............................       3,320,000       4,018,063
                                                                                                                  ---------------
                                                                                                                       18,130,180
                                                                                                                  ---------------
OTHER REVENUE - 0.5%
   RECREATION - 0.5%
   CT Mohegan Indians Tribe, Gaming Authority, Series 2001, 6.250%, 01/01/31.....................         275,000         280,723
   FL Capital Trust Agency, Seminole Tribe Convention Center,
      Series 2002 A, 10.000%, 10/01/33...........................................................         750,000         752,812
                                                                                                                  ---------------
                                                                                                                        1,033,535
                                                                                                                  ---------------
RESOURCE RECOVERY - 0.7%
   DISPOSAL - 0.4%
   IL Development Finance Authority, Waste Management, Inc., Series 1997, 5.050%, 01/01/10.......         250,000         241,665
   UT Carbon County, Solid Waste Disposal Revenue, Laidlaw Environmental,
      Series 1997 A, 7.450%, 07/01/17............................................................         500,000         517,500
                                                                                                                  ---------------
                                                                                                                          759,165
                                                                                                                  ---------------
   RESOURCE RECOVERY - 0.3%
   MA State Development Finance Agency, Ogden Haverhill Project,
      Series 1999 A, 6.700%, 12/01/14............................................................         750,000         682,830
                                                                                                                  ---------------



See notes to investment portfolio.

                                       6


SR&F High-Yield Municipals Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - 15.6%
   LOCAL APPROPRIATED - 1.2%
   PA Philadelphia Municipal Authority, Series 1993 D, 6.250%, 07/15/13..........................     $ 2,500,000     $ 2,568,050
                                                                                                                  ---------------

   LOCAL GENERAL OBLIGATIONS - 3.0%
   CA Los Angeles Unified School District:
      Series 1997 E, 5.125%, 01/01/27............................................................       3,800,000       3,810,298
      Series 2002, 5.750%, 07/01/16..............................................................         800,000         912,944
   CA Modesto High School District, Series 2002 A, (a) 08/01/19..................................       1,350,000         546,655
   NY New York City, Series 1996 B, 7.250%, 08/15/07.............................................       1,000,000       1,163,230
                                                                                                                  ---------------
                                                                                                                        6,433,127
                                                                                                                  ---------------
   SPECIAL NON-PROPERTY TAX - 4.2%
   CO State Department of Transportation Revenue:
      Series 2001 832R-A, 12.160%, 06/15/14......................................................       3,000,000       3,595,260
      Series 2001 832R-B, 12.160%, 06/15/15......................................................       2,000,000       2,371,800
   MO St. Louis County Industrial Development Authority, Kiel Center Arena,
      Series 1992, 7.875%, 12/01/24..............................................................       3,000,000       3,083,730
                                                                                                                  ---------------
                                                                                                                        9,050,790
                                                                                                                  ---------------
   SPECIAL PROPERTY TAX - 2.9%
   CA Huntington Beach Community Facilities District, Grand Coast Resort,
      Series 2000-1, 6.450%, 09/01/31............................................................         750,000         760,312
   CA Orange County Community Facilities District, Ladera Ranch,
      Series 1999 A, 6.500%, 08/15/21............................................................       1,000,000       1,045,000
   FL Heritage Palms Community Development District, Series 1999, 6.250%, 11/01/04...............         820,000         832,300
   FL Heritage Springs Community Development District, Series 1999 B, 6.250%, 05/01/05...........         210,000         213,675
   FL Lexington Oaks Community Development District:
      Series 2000 A, 7.200%, 05/01/30............................................................         595,000         622,519
      Series 2000 D, 6.700%, 05/01/07............................................................         435,000         451,313
   FL Northern Palm Beach County Improvement District, Series 1999, 6.000%, 08/01/29.............         750,000         758,437
   FL Orlando, Conroy Road Interchange Project, Series 1998 A:
      5.500%, 05/01/10...........................................................................         200,000         200,500
      5.800%, 05/01/26...........................................................................         300,000         291,750
   FL Stoneybrook Community Development District, Series 1998 A, 6.100%, 05/01/19................         530,000         533,313
   MI Pontiac Finance Authority, Development Area No. 3, Series 2002, 6.375%, 06/01/31...........         550,000         543,813
                                                                                                                  ---------------
                                                                                                                        6,252,932
                                                                                                                  ---------------
   STATE APPROPRIATED - 1.1%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project,
      Series 1990 E, 7.250%, 01/01/10............................................................       2,000,000       2,352,100
                                                                                                                  ---------------

   STATE GENERAL OBLIGATIONS - 3.2%
   MA Massachusetts Bay Transportation Authority, Series 1992 B, 6.200%, 03/01/16................       5,825,000       6,840,763
                                                                                                                  ---------------

TRANSPORTATION - 8.1%
   AIR TRANSPORTATION - 4.6%
   IL Chicago O'Hare International Airport, United Airlines, Inc.,
      Series 2000 A, 6.750%, 11/01/11............................................................         800,000         406,000
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994, 7.100%, 01/15/17.......       3,000,000       3,206,820
   MN Minneapolis & St. Paul Metropolitan Airports Commission, Northwest Airlines:
      Series 2001 A, 7.000%, 04/01/25............................................................         500,000         441,250
      Series 2001 B, 6.500%, 04/01/25............................................................         250,000         240,313
   NC Charlotte, US Airway, Inc.:
      Series 1998, 5.600%, 07/01/27..............................................................         250,000         124,063
      Series 2000, 7.750%, 02/01/28..............................................................         750,000         403,125
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia,
      Series 1999, 5.500%, 01/01/24..............................................................       1,000,000         787,500



See notes to investment portfolio.

                                       7


SR&F High-Yield Municipals Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - CONTINUED
   AIR TRANSPORTATION - (CONTINUED)
   TX Alliance Airport Authority, AMR Corp., Series 1991, 7.000%, 12/01/11.......................     $ 4,070,000     $ 3,728,364
   WA Port Seattle, Northwest Airlines, Inc., Series 2000, 7.250%, 04/01/30......................         500,000         451,250
                                                                                                                  ---------------
                                                                                                                        9,788,685
                                                                                                                  ---------------
   PORTS - 1.4%
   WA Port of Seattle, Series 2000:
      10.420%, 02/01/10..........................................................................         625,000         764,762
      10.420%, 02/01/11..........................................................................       1,875,000       2,328,750
                                                                                                                  ---------------
                                                                                                                        3,093,512
                                                                                                                  ---------------
   TOLL FACILITIES - 1.6%
   CO E-470 Public Highway Authority, Series 2000 B:
      (a) 09/01/18...............................................................................       4,000,000       1,732,640
      (a) 09/01/35...............................................................................       8,750,000         761,425
   CO Northwest Parkway Public Highway Authority, Series 2001 D, 7.125%, 06/15/41................       1,000,000       1,027,500
                                                                                                                  ---------------
                                                                                                                        3,521,565
                                                                                                                  ---------------
   TRANSPORTATION - 0.5%
   NV State Department of Business & Industry, Las Vegas Monorail Project,
      Series 2000, 7.375%, 01/01/40..............................................................       1,000,000         973,750
                                                                                                                  ---------------

UTILITY - 19.5%
   INDEPENDENT POWER PRODUCER - 6.0%
   MI Midland County Economic Development Corp., Series 2000, 6.875%, 07/23/09...................       1,000,000       1,018,750
   PA State Economic Development Financing Authority, Northampton Generating:
      Series 1994 A, 6.500%, 01/01/13............................................................       2,000,000       2,026,480
      Series 1994 B, 6.750%, 01/01/07............................................................       3,000,000       3,085,080
   VA Pittsylvania County Industrial Development Authority, Multitrade of Pittsylvania,
   Series 1994 A:
      7.450%, 01/01/09...........................................................................       3,500,000       3,578,750
      7.550%, 01/01/19...........................................................................       3,100,000       3,150,375
                                                                                                                  ---------------
                                                                                                                       12,859,435
                                                                                                                  ---------------
   INVESTOR OWNED - 5.6%
   CT State Development Authority, Connecticut Light & Power Co.,
      Series 1993 A, 5.850%, 09/01/28............................................................       1,400,000       1,432,928
   IN Petersburg, Indiana Power & Light, Series 1991, 5.750%, 08/01/21...........................       1,000,000         939,340
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc.,
      Series 1999, 5.450%, 07/01/10..............................................................         500,000         496,250
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999 B, 6.600%, 09/01/28..........         250,000         252,500
   MS State Business Finance Corp., Systems Energy Resources, Inc.,
      Series 1999, 5.900%, 05/01/22..............................................................       1,250,000       1,182,813
   NM Farmington, Tucson Electric Power Co., Series 1997 A, 6.950%, 10/01/20.....................       2,000,000       2,077,500
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project,
      Series 1984, 8.300%, 12/01/14..............................................................       2,000,000       2,220,100
   PA Beaver County Industrial Development Authority, Toledo Edison Co.,
      Series 1995, 7.625%, 05/01/20..............................................................       2,000,000       2,147,500
   TX Brazos River Authority, Texas Utilities Electric Co. Project,
      Series 2001, 5.750%, 05/01/36..............................................................       1,300,000       1,304,173
                                                                                                                  ---------------
                                                                                                                       12,053,104
                                                                                                                  ---------------
   JOINT POWER AUTHORITY - 5.4%
   GA State Municipal Electric Authority, Series 1991 V, 6.600%, 01/01/18........................       3,375,000       4,014,394
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500%, 01/01/18............................       1,680,000       1,833,502
   WA State, Public Power Supply System, Series 1991 A:
      (a) 07/01/07...............................................................................       3,395,000       2,856,247
      (a) 07/01/07...............................................................................       3,550,000       2,977,846
                                                                                                                  ---------------
                                                                                                                       11,681,989
                                                                                                                  ---------------



See notes to investment portfolio.

                                       8

SR&F High-Yield Municipals Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio at June 30, 2002
MUNICIPAL BONDS (CONTINUED)                                                                                   Par           Value
---------------------------------------------------------------------------------------------------------------------------------
UTILITY - CONTINUED
   MUNICIPAL ELECTRIC - 0.5%
   WA Seattle, Series 2001, 5.500%, 03/01/17.....................................................     $ 1,000,000     $ 1,060,040
                                                                                                                  ---------------

   WATER & SEWER - 2.0%
   NH State Industrial Development Authority, Pennichuck Water Works, Inc.,
      Series 1988, 7.500%, 07/01/18..............................................................         505,000         556,131
   PA Dauphin County Industrial Development Authority, Dauphin Water Supply Co.,
      Series 1992 A, 6.900%, 06/01/24............................................................       3,200,000       3,783,808
                                                                                                                  ---------------
                                                                                                                        4,339,939
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS
   (cost of $202,673,038)........................................................................                     205,176,156
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL PREFERRED STOCKS - 1.5%                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
HOUSING - 1.5%

   MULTI-FAMILY - 1.5%

   Charter Municipal Mortgage Acceptance Co.:
      6.625%, 06/30/49 (e).......................................................................       2,000,000       2,077,500
      7.600%, 11/30/50 (e).......................................................................       1,000,000       1,073,750
                                                                                                                  ---------------
TOTAL MUNICIPAL PREFERRED STOCKS

   (cost of $3,000,000)..........................................................................                       3,151,250
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%                                                                                 Par
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.2%
   IA State Finance Authority, Burlington Medical Center, Series 1997, 1.100%, 06/01/27..........       $ 620,000         620,000
   IL Quad Cities Regional Economic Development Authority, Two Rivers YMCA Project,
      1.150%, 12/01/31...........................................................................         400,000         400,000
   KS State Development Finance Authority, Series 2000, 1.100%, 05/15/26.........................         200,000         200,000
   MN Mankato, Bethany Lutheran College, Series 2000 B, 1.100%, 11/01/15.........................         500,000         500,000
   MN Minneapolis, Series 1998 B, 1.200%, 12/01/16...............................................         100,000         100,000
   MS Jackson County, Chevron U.S.A., Inc. Project, 1.000%, 12/01/16.............................         400,000         400,000
   WI State Health & Educational Facilities Authority, Prohealth, Inc.,
      Series 2001 B, 1.100%, 08/15/30............................................................         400,000         400,000
                                                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,620,000)..........................................................................                       2,620,000
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.3%
   (cost of $208,293,038) (f)....................................................................                     210,947,406
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.7%...........................................................                       3,612,412
                                                                                                                  ---------------
NET ASSETS - 100.0%..............................................................................                    $214,559,818
                                                                                                                  ===============
---------------------------------------------------------------------------------------------------------------------------------



See notes to investment portfolio.

SR&F High Yield Municipals Portfolio Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) This security is in default of certain debt covenants. Income is not being fully accrued.

(c) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principal and interest.

(d) This security, or a portion there of, with a total market value of $475,235 are being used to collateralize open futures contracts.

(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $3,151,250, which represents 1.5% of net assets.

(f) Cost for generally accepted accounting principles is $208,293,038. Cost for federal income tax purposes is $208,105,934. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.


Variable rate demand notes (VRDN) are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 2002.

Long futures contracts open at June 30, 2002:

                          Par Value
                         Covered by       Expiration    Unrealized Appreciation
        Type              Contracts          Month            at 6/30/02
        ------          ------------      ----------   -------------------------
      30 Year            $7,800,000        September          $148,889
   U.S. Treasury
        Bond

Short futures contracts open at June 30, 2002:

                          Par Value
                         Covered by       Expiration    Unrealized Depreciation
        Type              Contracts          Month            at 6/30/02
        ------         --------------     ----------   -------------------------
      10 Year            $26,700,000       September         $(371,418)
   U.S. Treasury
        Note

See notes to financial statements.

SR&F High-Yield Municipals Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments, at cost ..........................................     $208,293,038
                                                                    ------------
Investments, at value .........................................     $210,947,406
Cash ..........................................................           41,523
Receivable for:
   Investments sold ...........................................        1,880,776
   Interest ...................................................        3,735,487
   Futures variation margin ...................................           15,281
Deferred Trustees' compensation plan ..........................              324
                                                                    ------------
     Total Assets .............................................      216,620,797
                                                                    ------------

LIABILITIES:
Payable for:

   Investments purchased ......................................        1,964,518
   Management fee .............................................           72,390
   Transfer agent fee .........................................              500
   Pricing and bookkeeping fees ...............................            1,289
   Audit fee ..................................................           17,575
Deferred Trustees' fee ........................................              324
Other liabilities .............................................            4,383
                                                                    ------------
     Total Liabilities ........................................        2,060,979
                                                                    ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST .......     $214,559,818
                                                                    ============




See notes to financial statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2002


INVESTMENT INCOME:
Interest .....................................................     $ 14,365,526
                                                                   ------------

EXPENSES:
Management fee ...............................................          956,252
Pricing and bookkeeping fees .................................           32,664
Transfer agent fee ...........................................            6,000
Trustees' fee ................................................            5,439
Custody fee ..................................................            6,765
Audit fee ....................................................           17,747
Other expenses ...............................................           42,717
                                                                   ------------
   Total Expenses ............................................        1,067,584
Custodian earnings credit ....................................           (2,795)
                                                                   ------------
Net Expenses .................................................        1,064,789
                                                                   ------------
Net Investment Income ........................................       13,300,737
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   PORTFOLIO POSITIONS:

Net realized gain (loss) on:
   Investments ...............................................         (210,443)
   Futures contracts .........................................          440,537
                                                                   ------------
     Net realized gain .......................................          230,094
                                                                   ------------
Net change in unrealized appreciation/depreciation on:
   Investments ...............................................        2,800,181
   Futures contracts .........................................          (89,953)
                                                                   ------------
     Net change in unrealized appreciation/depreciation ......        2,710,228
                                                                   ------------
Net Gain .....................................................        2,940,322
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS .......................     $ 16,241,059
                                                                   ------------



See notes to financial statements.

SR&F High-Yield Municipals Portfolio

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                             YEAR ENDED      YEAR ENDED
                                                               JUNE 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                 2002            2001
                                                          -------------   -------------
OPERATIONS:
Net investment income ....................................$  13,300,737   $  14,893,101
Net realized gain (loss) on investments and
   futures contracts .....................................      230,094      (2,167,283)
Net change in unrealized appreciation/depreciation
   on investments and futures contracts ..................    2,710,228       4,173,176
                                                          -------------   -------------
Net Increase from Operations .............................   16,241,059      16,898,994
                                                          -------------   -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions .........................................   19,064,963       6,138,469
   Withdrawals ...........................................  (46,121,169)    (51,309,604)
                                                          -------------   -------------
      Net Decrease from Transactions in Investors'
         Beneficial Interest .............................  (27,056,206)    (45,171,135)
                                                          -------------   -------------
Total Decrease in Net Assets .............................  (10,815,147)    (28,272,141)

NET ASSETS:

Beginning of period ......................................  225,374,965     253,647,106
                                                          -------------   -------------
End of period ............................................$ 214,559,818   $ 225,374,965
                                                          =============   =============


See notes to financial statements.

Stein Roe High-Yield Municipals Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2002

ASSETS:
Investments in Portfolio, at value ......................      $ 214,559,706
Receivable for:
   Fund shares sold .....................................              7,015
Deferred Trustees' compensation plan ....................                945
Other assets ............................................                114
                                                               -------------
     Total Assets .......................................        214,567,780
                                                               -------------

LIABILITIES:
Payable for:
   Fund shares repurchased ..............................            166,169
   Distributions ........................................            965,958
   Administration fee ...................................             24,787
   Transfer agent fee ...................................             24,378
   Pricing and bookkeeping fees .........................              6,821
   Merger fee ...........................................             26,912
   Trustees' fee ........................................                 44
   Audit fee ............................................             14,075
   Reports to shareholders ..............................             18,783
Deferred Trustees' fee ..................................                945
Other liabilities .......................................              6,372
                                                               -------------
     Total Liabilities ..................................          1,255,244
                                                               -------------
NET ASSETS ..............................................      $ 213,312,536
                                                               =============

COMPOSITION OF NET ASSETS:
Paid-in capital .........................................      $ 219,249,974
Overdistributed net investment income ...................            (35,919)
Accumulated net realized loss on investments and
   futures contracts allocated from Portfolio ...........         (8,333,358)
Net unrealized appreciation on investments and
   futures contracts allocated from Portfolio ...........          2,431,839
                                                               -------------
NET ASSETS ..............................................      $ 213,312,536
                                                               =============

CLASS A:
Net assets ..............................................      $      41,904
Shares outstanding (unlimited number authorized) ........              3,722
                                                               =============
Net asset value per share ...............................      $       11.26(a)
                                                               =============
Maximum offering price per share ($11.26/0.9525) ........      $       11.82(b)
                                                               =============

CLASS S:
Net assets ..............................................      $ 213,270,632
Shares outstanding (unlimited number authorized) ........         18,940,749
                                                               =============
Net asset value, offering and redemption price
   per share ............................................      $       11.26
                                                               =============


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Stein Roe High-Yield Municipals Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Year Ended June 30, 2002

INVESTMENT INCOME:
Interest allocated from Portfolio ..............................     $14,365,518
                                                                     -----------

EXPENSES:
Expenses allocated from Portfolio ..............................       1,064,789
Administration fee .............................................         293,754
Service fee - Class A ..........................................               8
Pricing and bookkeeping fees ...................................          82,498
Transfer agent fee .............................................         334,558
Trustees' fee ..................................................          10,699
Custody fee ....................................................           1,258
Audit fee ......................................................          15,578
Registration fee ...............................................          49,284
Other expenses .................................................          87,022
                                                                     -----------
   Total expenses ..............................................       1,939,448
                                                                     -----------
Net Investment Income ..........................................      12,426,070
                                                                     -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM PORTFOLIO:

Net realized gain on investments and futures contracts
   allocated from Portfolio ....................................         230,094
Net change in unrealized appreciation on investments and
   futures contracts allocated from Portfolio ..................       2,710,228
                                                                     -----------
Net Gain .......................................................       2,940,322
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS .........................     $15,366,392
                                                                     -----------


See notes to financial statements.


Stein Roe High-Yield Municipals Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                                                      YEAR ENDED         YEAR ENDED
                                                                                                        JUNE 30,           JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                          2002            2001 (a)
----------------------------------                                                                 -------------      -------------
OPERATIONS:
Net investment income ........................................................................     $  12,426,070      $  14,079,156
Net realized gain (loss) on investments and futures contracts allocated from Portfolio .......           230,094         (2,167,497)
Net change in unrealized appreciation
   on investments and futures contracts allocated from Portfolio .............................         2,710,228          4,172,995
                                                                                                   -------------      -------------
Net Increase from Operations .................................................................        15,366,392         16,084,654
                                                                                                   -------------      -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A ...................................................................................              (166)               (53)
   Class S ...................................................................................       (12,751,456)       (14,034,351)
                                                                                                   -------------      -------------
Total Distributions Declared to Shareholders .................................................       (12,751,622)       (14,034,404)
                                                                                                   -------------      -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions .............................................................................            40,656              1,000
   Distributions reinvested ..................................................................                56                 53
                                                                                                   -------------      -------------
     Net Increase ............................................................................            40,712              1,053
                                                                                                   -------------      -------------

 Class S:
   Subscriptions .............................................................................        32,494,590         16,198,748
   Distributions reinvested ..................................................................         7,872,926          9,458,044
   Redemptions ...............................................................................       (54,660,074)       (56,545,431)
                                                                                                   -------------      -------------
     Net Decrease ............................................................................       (14,292,558)       (30,888,639)
                                                                                                   -------------      -------------
Net Decrease from Share Transactions .........................................................       (14,251,846)       (30,887,586)
                                                                                                   -------------      -------------
Total Decrease in Net Assets .................................................................       (11,637,076)       (28,837,336)

NET ASSETS:
Beginning of period ..........................................................................       224,949,612        253,786,948
                                                                                                   -------------      -------------
End of period (including undistributed (overdistributed) net
   investment income of $(35,919) and $173,063, respectively) ................................     $ 213,312,536      $ 224,949,612
                                                                                                   =============      =============

CHANGES IN SHARES:
Class A:
   Subscriptions .............................................................................             3,622                 90
   Issued for distributions reinvested .......................................................                 5                  5
                                                                                                   -------------      -------------
     Net Increase ............................................................................             3,627                 95
                                                                                                   -------------      -------------

Class S:
   Subscriptions .............................................................................         2,871,106          1,450,026
   Issued for distributions reinvested .......................................................           700,510            848,660
   Redemptions ...............................................................................        (4,865,513)        (5,051,528)
                                                                                                   -------------      -------------
     Net Decrease ............................................................................        (1,293,897)        (2,752,842)
                                                                                                   -------------      -------------


(a)  Class A shares were initially offered on July 31, 2000.



See notes to financial statements.

Notes To Financial Statements
--------------------------------------------------------------------------------

June 30, 2002


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Stein Roe High-Yield Municipals Fund-Class S and Liberty High Income Municipals Fund-Class A are the collective series of shares of Stein Roe High-Yield Municipals Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $335,711,000 in securities and other assets to the Portfolio in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2002, the Fund owned 99.9% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A shares are offered continuously and have a front-end sales charge and their own expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and Fund in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:

Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Investment transactions are accounted for on trade date.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio did not own when-issued or delayed delivery purchase commitments as of June 30, 2002.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A 12b-1 service charge), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

    Class A per share data and ratios are calculated by adjusting the expense and net investment per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, only.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio and Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows:

                                            DECREASE IN
                                          NET UNREALIZED
                               INCREASE    APPRECIATION/
                                IN COST    DEPRECIATION
--------------------------------------------------------
SR&F High-Yield
    Municipals Portfolio        $95,558       $(95,558)
Stein Roe High-Yield
    Municipals Fund              95,558        (95,558)

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

    The effect of this change for the year ended June 30, 2002, did not impact total net assets of the Portfolio, but did result in reclassifications as follows:

                   INCREASE         DECREASE       DECREASE IN
                      NET        NET UNREALIZED   NET REALIZED
                  INVESTMENT      APPRECIATION/      GAINS/
                    INCOME        DEPRECIATION       LOSSES
--------------------------------------------------------------
SR&F
  High-Yield
  Municipals
  Portfolio         $95,454        $(91,546)         $(3,908)
Stein Roe
  High-Yield
  Municipals
  Fund               95,454         (91,546)          (3,908)

    The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statement as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid in capital.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service. Dividends paid from net investment income by the Fund constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.

FUTURES CONTRACTS:

The Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Investment Portfolio for a summary of open futures contracts at June 30, 2002.

--------------------------------------------------------------------------------
NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-deductible expenses, interest on defaulted bonds, futures and options contracts and discount accretion/premium amortization on debt securities. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    For the year ended June 30, 2002, permanent items identified and reclassified among the Fund's components of net assets are as follows:

               OVERDISTRIBUTED     ACCUMULATED
                NET INVESTMENT    NET REALIZED       PAID-IN
                    INCOME            LOSS           CAPITAL
------------------------------------------------------------
                    $21,012          $5,899         $(26,911)

Net investment income, net realized gains(losses), and net assets were not affected by this reclassification.

    The tax character of distributions paid during the year was as follows:

                                    ORDINARY
                  TAX-EXEMPT         INCOME
                  -------------------------
                  $12,751,513         $109

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                    UNREALIZED
                 TAX EXEMPT        APPRECIATION
                 ------------------------------
                 $3,647,977         $2,841,472

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

        Year of Expiration          Capital Loss Carryforward
        ------------------          -------------------------
               2006                        $3,546,402
               2009                           847,151
                                           ----------
               Total                       $4,393,553
                                           ----------


--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity).

    See the Investment Portfolio for additional information regarding portfolio composition.

    The Portfolio holds investments that are insured by private insurers who guarantee payment of principal and interest in the event of default. At June 30, 2002, investments in these securities represented 19.5% of holdings.

--------------------------------------------------------------------------------
NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES:

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor") for its services as investment advisor and manager.

    The management fee for the Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter.

    On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and the Fund's shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for their effective and termination dates.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter.

BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreements with the SR&F Base Trust and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEES:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

    The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter.

    The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A on the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Portfolio are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Portfolio who is affiliated with the Advisor.

    The Portfolio has an agreement with its custodian bank under which $2,795 of custody fees were reduced by balance credits applied for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

--------------------------------------------------------------------------------

NOTE 5. PORTFOLIO INFORMATION

During the year ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $33,584,763 and $44,667,075, respectively.

    Unrealized appreciation (depreciation) at June 30, 2002, for federal income tax purposes was:

    Gross unrealized appreciation............    $12,568,281
    Gross unrealized depreciation............     (9,726,809)
                                                 -----------
       Net unrealized appreciation...........    $ 2,841,472
                                                 ===========

--------------------------------------------------------------------------------

NOTE 6. SUBSEQUENT EVENT

On July 15, 2002, Stein Roe High-Yield Municipals Fund acquired all the net assets of Liberty High Yield Municipals Fund pursuant to a plan of reorganization approved by Liberty High Yield Municipals Fund shareholders on June 28, 2002. All assets and liabilities of Liberty High Yield Municipals Fund have been transferred to Stein Roe High-Yield Municipals Fund in a tax-free exchange and shareholders of Liberty High Yield Municipals Fund have received shares of Stein Roe High-Yield Municipals Fund in exchange for their shares as follows:

      STEIN ROE          LIBERTY HIGH
      HIGH-YIELD       YIELD MUNICIPALS        UNREALIZED
   MUNICIPALS FUND         FUND NET           APPRECIATION/
     SHARES ISSUED      ASSETS RECEIVED       DEPRECIATION1
----------------------------------------------------------
      12,328,081         $139,430,597          $2,690,498

1 Unrealized appreciation/depreciation is included in the Net Assets Received amount above.


                          NET ASSETS           NET ASSETS
      NET ASSETS           OF LIBERTY         OF STEIN ROE
     OF STEIN ROE         HIGH YIELD           HIGH-YIELD
      HIGH-YIELD        MUNICIPALS FUND     MUNICIPALS FUND
   MUNICIPALS FUND        IMMEDIATELY          IMMEDIATELY
       PRIOR TO            PRIOR TO              AFTER
      COMBINATION         COMBINATION         COMBINATION
----------------------------------------------------------
     $218,007,534        $139,430,597         $357,438,131

    Effective July 15, 2002, prior to the reorganization described above, the pro-rata share of net assets of the SR&F High-Yield Municipals Portfolio were distributed to the Stein Roe High-Yield Municipals Fund based on allocation methods in compliance with the Internal Revenue Service.

    Effective July 15, 2002, Stein Roe High-Yield Municipals Fund was renamed Liberty High Yield Municipal Fund.

Financial Highlights

--------------------------------------------------------------------------------

SR&F High-Yield Municipals Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                           PERIOD
                                                                               YEAR ENDED JUNE 30,                          ENDED
                                                               ----------------------------------------------------      JUNE 30,
RATIOS TO AVERAGE NET ASSETS:                                      2002          2001           2000           1999      1998 (a)
                                                                 ------        ------         ------         ------       -------
Expenses (b)..................................................    0.47%         0.47%          0.47%          0.45%         0.47%(d)
Net investment income (b).....................................    6.04%(c)      6.18%          6.11%          5.55%         5.72%(d)
Portfolio turnover rate.......................................      16%           16%            14%            19%            3%(e)

(a)  From commencement of operations on February 2, 1998.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(c)  Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.99% to 6.04%. Ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d)  Annualized.

(e)  Not annualized.


Financial Highlights
--------------------------------------------------------------------------------

Liberty High Income Municipals Fund - Class A

Selected data for a share outstanding throughout each period is as follows:

                                                                                   YEAR       PERIOD
                                                                                  ENDED        ENDED
                                                                               JUNE 30,     JUNE 30,
                                                                                   2002      2001 (a)
                                                                               --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................    $11.13       $11.11
                                                                                 ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b) ...................................................      0.61(c)      0.58
Net realized and unrealized gain on investments and futures contracts .......      0.15(c)      0.01
                                                                                 ------       ------
      Total from Investment Operations ......................................      0.76         0.59
                                                                                 ------       ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income ..................................................     (0.63)       (0.57)
                                                                                 ------       ------
NET ASSET VALUE, END OF PERIOD ..............................................    $11.26       $11.13
                                                                                 ======       ======
Total return (d) ............................................................     6.93%        5.42%(e)
                                                                                 ------       ------

RATIOS TO AVERAGE NET ASSETS:

Expenses ....................................................................     1.13%        1.06%(f)
Net investment income .......................................................     5.41%(c)     5.65%(f)
Net assets, end of period (000's) ...........................................    $   42       $    1

(a)  From commencement of operations on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Effective July 1, 2001, the Fund has adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.



Report of Ernst and Young LLP, Independent Auditors
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST, THE LIBERTY HIGH INCOME MUNICIPALS FUND - CLASS A SHAREHOLDERS OF STEIN ROE HIGH-YIELD MUNICIPALS FUND, THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe High-Yield Municipals Fund (a series of Liberty-Stein Roe Funds Municipal Trust) and the accompanying statement of assets and liabilities, including the investment portfolio of SR&F High-Yield Municipals Portfolio (a series of SR&F Base Trust), as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stein Roe High-Yield Municipals Fund series of Liberty-Stein Roe Funds Municipal Trust and the SR&F High Yield Municipals Portfolio of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101        None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101        None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101        None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101  Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the                    and services),
Boston, MA 02111                                     Board of Directors, Continental Bank                             Anixter
                                                     Corporation)                                                  International
                                                                                                                  (network support
                                                                                                                     equipment
                                                                                                                 distributor), Jones
                                                                                                                    Lang LaSalle
                                                                                                                    (real estate
                                                                                                                management services)
                                                                                                                    and MONY Group
                                                                                                                   (life insurance)

                                       23

TRUSTEES (CONTINUED)

                                         Year first                                                  Number of
                                         elected or                                             portfolios in fund      Other
                           Position with  appointed       Principal occupation(s)                complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                     by trustee         held
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued)
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        101    Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                   Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation [global education and                  and distributor of
                                                     global applications])                                           giftware and
                                                                                                                     collectibles)




INTERESTED TRUSTEES
William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners          103    Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                      + Co. (financial
                                                     Dean and Professor, College of Business and                  service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and  Systech
                                                                                                                   Retail Systems
                                                                                                                  (retail industry
                                                                                                                technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia                    101          None
One Financial Center            and                  Management Group, Inc. since November 2001;
Boston, MA 02111              Chairman               formerly Chief Operations Officer of Mutual
                               of the                Funds, Liberty Financial Companies, Inc. from
                                Board                August 2000 to November 2001; Executive Vice
                                                     President of Stein Roe & Farnham Incorporated
                                                     (Stein Roe) since April 1999; Executive Vice
                                                     President and Director of the Advisor since April
                                                     1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since October
                                                     2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

OFFICERS AND TRANSFER AGENT

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age    Liberty Funds  to office Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President     2001     President of Liberty Funds since November 2001; Chief Investment Officer and Chief
Columbia Management Group, Inc.                   Executive Officer of Columbia Management Group since 2001; President, Chief
590 Madison Avenue, 36th Floor                    Executive Officer and Chief Investment Officer of Fleet Investment Advisors Inc.
Mail Stop NY EH 30636A                            since 2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
New York, NY 10022                                Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)    Chief      2001     Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center        Accounting            Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111            Officer and           2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                            Controller            Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                  Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                  1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000     Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                              (formerly Controller of the Liberty Funds and Liberty All-Star Funds from February
Boston, MA 02111                                  1998 to October 2000); Treasurer of Stein Roe Funds since February 2001 (formerly
                                                  Controller from May 2000 to February 2001); Senior Vice President of LFG since
                                                  January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                  President of the Advisor from February 1998 to October 2000; Senior Tax Manager;
                                                  Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57) Secretary     2002    Secretary of Liberty Funds and Liberty All-Star Funds since February 2002; Senior
One Financial Center                              Vice President and Group Senior Counsel, Fleet National Bank since November 1996
Boston, MA 02111




IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty High Income Municipals Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Income Municipals Fund Class A . This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty High Income Municipals Fund Class A

Liberty High Income Municipals Fund Class A  Annual Report, June 30, 2002

logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



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